Revenue Recognition Disclosure [Text Block] (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Revenue [Abstract]
Revenue Recognition, Multiple-deliverable Arrangements [Table Text Block]

	For the three months ended March 31,
	2017	2018	2018
	RMB	RMB	US$
Educational programs	178,722	226,194	36,061
Franchise revenues(a)	24,604	28,210	4,497
Others	6,997	15,725	2,507

	210,323	270,129	43,065

(a)	Initial franchise fees amounted to RMB4,764, and RMB3,430 (US$547), and recurring franchise fees amounted to RMB19,840, and RMB24,780 (US$3,950) for the three months ended March 31, 2017 and 2018, respectively.

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Educational programs	451,411	618,326	831,106	127,739
Franchise revenues(a)	60,793	63,532	100,013	15,372
Others	17,265	29,135	38,156	5,864

	529,469	710,993	969,275	148,975

(a)	Initial franchise fees amounted to RMB16,518, RMB15,566, and RMB23,302 (US$3,581), and recurring franchise fees amounted to RMB44,275, RMB47,966, and RMB76,711 (US$11,791) for the years ended December 31, 2015, 2016 and 2017, respectively.

Contract with Customer, Asset and Liability [Table Text Block]

The following table provides information about contract assets and liabilities from contracts with customers:

	As of December 31,	As of March 31,
	2017	2018	2018
	RMB	RMB	US$
Accounts receivable, net	2,470	3,838	612
Contract liabilities	812,821	1,070,086	170,597